Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 509,766,810
Total Fee Amount	70,398.79
Total Offset Amount	0
Net Fee	$ 70,398.79
Offset Table N/A	N/A